Contract Balances, Performance Obligations and Contract Costs (Tables)	12 Months Ended
Jan. 31, 2025
Contract Balances, Performance Obligations and Contract Costs
Schedule of the changes in the contract assets balance

Deferred
Revenue
Balance at January 31, 2023	69,399
Recognition of previously deferred revenue	(56,102)
Deferral of revenue	72,483
Increases from business combinations, net	115
Effect of movements in foreign exchange	82
Balance at January 31, 2024	85,977
Recognition of previously deferred revenue	(68,389)
Deferral of revenue	86,328
Increases from business combinations, net	2,195
Effect of movements in foreign exchange	(903)
Balance at January 31, 2025	105,208
Current	104,230
Long-term	978

Contract
Assets
Balance at January 31, 2023	3,222
Transfers to trade receivables from contract assets	(1,291)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	1,104
Effect of movements in foreign exchange	(6)
Balance at January 31, 2024	3,029
Transfers to trade receivables from contract assets	(1,585)
Increases as a result of revenue recognized during the period, net of amounts transferred to trade receivables	6,008
Effect of movements in foreign exchange	(31)
Balance at January 31, 2025	7,421